Award Timing Disclosure	12 Months Ended
Jan. 02, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Assess market trends and competitive practices

Review compensation peer group and TSR performance peer group

Select our independent compensation consultant

Review Say-on-Pay results and shareholder feedback

WHAT WE DO IN THE OFFSEASON
Consider program design changes

> Review our executive compensation program for new fiscal year

> Assess market trends and competitive practices

> Review our compensation comparison peer group and TSR performance peer group

> Select our independent compensation consultant

> Review Say-on-Pay results and shareholder feedback

WHAT WE DO PRIOR TO OR EARLY IN A NEW FISCAL YEAR
Set target compensation values	> Review each executive’s three-year compensation history (base salary, AIP and LTIP) > Review compensation comparison peer group data or broad compensation market data, including surveys
Establish performance measures, targets and individual objectives

>

Determine short- and long-term financial performance measures

>

Set relative weightings and performance targets for the new fiscal year

>

Define individual performance objectives for each executive and the relevant segment

>

Align performance measures and targets with our Board-approved operating and long-term strategic plans

Make equity grants

>

Annual equity grants are approved at Board or Compensation Committee meetings

>

Grant dates align with pre-established meeting calendar which are generally set at least one year in advance

>

Grants are not timed to take advantage of material nonpublic information, whether positive or negative

Award Timing Method

Assess market trends and competitive practices

Review compensation peer group and TSR performance peer group

Select our independent compensation consultant

Review Say-on-Pay results and shareholder feedback

WHAT WE DO IN THE OFFSEASON
Consider program design changes

> Review our executive compensation program for new fiscal year

> Assess market trends and competitive practices

> Review our compensation comparison peer group and TSR performance peer group

> Select our independent compensation consultant

> Review Say-on-Pay results and shareholder feedback

WHAT WE DO PRIOR TO OR EARLY IN A NEW FISCAL YEAR
Set target compensation values	> Review each executive’s three-year compensation history (base salary, AIP and LTIP) > Review compensation comparison peer group data or broad compensation market data, including surveys
Establish performance measures, targets and individual objectives

>

Determine short- and long-term financial performance measures

>

Set relative weightings and performance targets for the new fiscal year

>

Define individual performance objectives for each executive and the relevant segment

>

Align performance measures and targets with our Board-approved operating and long-term strategic plans

Make equity grants

>

Annual equity grants are approved at Board or Compensation Committee meetings

>

Grant dates align with pre-established meeting calendar which are generally set at least one year in advance

>

Grants are not timed to take advantage of material nonpublic information, whether positive or negative

CEO provides assessment of each executive officer’s performance, including achievement of pre-established objectives, contribution to Company performance and other accomplishments and compensation recommendations

Compensation Committee reviews executive compensation recommendations and company results

WHAT WE DO AFTER THAT FISCAL YEAR ENDS
Conduct performance reviews

> Independent directors review CEO performance in executive session, without management present, evaluating CEO’s achievement of pre-established objectives, company financial performance, leadership and strategic execution

>

CEO assesses each executive officer’s performance, including achievement of pre-established objectives, contribution to Company performance and other accomplishments and compensation recommendations

>

Compensation Committee reviews executive compensation recommendations and company results

Determine payouts

> Compensation Committee engages with independent compensation consultant regarding pay practices

> Payouts are determined based on actual performance against the previously established measures, targets and individual objectives, with any discretionary adjustments solely determined by the independent directors of our Board (for our CEO) and our Compensation Committee (for other executive officers)

> Payout determinations typically occur after audited financials are available

> Internal Audit department independently verifies AIP and PSU calculations

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false